UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2010

Date of reporting period:	9/30/2010

Item 1. Schedule of Investments

VCA-11

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Principal Amount (000)	Value
Short Term Investments - 100.1%
Certificates of Deposit - 11.2%
Bank of America, NA
0.356%, 1/27/2011, MTN(b)	$700	$700,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.31%, 1/10/2011	500	500,000
BNP Paribas NY(b)
0.468%, 9/21/2011	400	400,000
Credit Agricole CIB, NY
0.25%, 10/12/2010	500	500,000
Credit Agricole SA
0.30%, 12/15/2010	400	400,000
Nordea Bank Finland, Inc.(b)
0.257%, 10/18/2010	500	500,000
RaboBank Nederland NV NY(b)
0.347%, 9/13/2011	300	300,000
Royal Bank of Canada(b)
0.256%, 3/23/2011	500	500,001
Societe Generale, Inc.
0.27%, 11/1/2010	750	750,000
Sumitomo Mitsui Banking Corp./New York
0.31%, 1/12/2011	500	500,000

		5,050,001

Commercial Paper - 35.0%
Bank of Nova Scotia (Scotiabank)(a)
0.22%, 10/20/2010	1,000	999,884
Barclays US Funding Corp.(a)
0.20%, 10/1/2010	1,000	1,000,000
BPCE SA, 144A(a)
0.245%, 10/7/2010	500	499,980
Citigroup Funding, Inc.(a)
0.24%, 10/8/2010	500	499,977
Danske Corp., 144A(a)
0.35%, 11/8/2010	1,000	999,630
ENI Finance USA, Inc., 144A(a)
0.385%, 11/5/2010	1,000	999,626
General Electric Capital Corp.(a)
0.35%, 10/12/2010	1,000	999,893
General Electric Capital Corp., MTN(b)
0.594%, 10/6/2010	300	300,014
Hewlett-Packard Co., 144A(a)
0.20%, 10/1/2010	500	500,000
HSBC Bank USA, Inc.(a)
0.22%, 10/4/2010	1,000	999,982
International Finance Corp(a)
0.20%, 10/6/2010	1,000	999,972
JP Morgan Chase & Co.(a)
0.24%, 11/9/2010	500	499,870
0.30%, 2/7/2011	400	399,570
New York Life Capital Corp., 144A(a)
0.24%, 11/8/2010	519	518,869
Nordea North America, Inc.(a)
0.255%, 11/29/2010	750	749,686
Old Line Funding LLC, 144A(a)
0.23%, 10/18/2010	500	499,946
0.25%, 11/5/2010	525	524,872
Procter & Gamble Co., (The) 144A(a)
0.25%, 11/10/2010	500	499,861
Sanofi Aventis, 144A(a)
0.24%, 11/24/2010	860	859,690
Standard Chartered Bank, 144A(a)
0.30%, 11/2/2010	1,000	999,733
Total Capital Canada, Ltd., 144A(a)
0.26%, 11/24/2010	1,000	999,610
Westpac Banking Corp., 144A(a)
0.35%, 10/13/2010	500	499,942

		15,850,607

U.S. Government Agencies - 42.7%
Federal Home Loan Bank
0.21%, 10/20/2010(a)	500	499,945
0.162%, 7/20/2011(b)	1,000	999,756
0.161%, 7/25/2011(b)	500	499,774
0.161%, 8/25/2011(b)	1,000	999,410
0.226%, 9/26/2011(b)	1,000	1,000,100
Fannie Mae
0.19%, 10/18/2010(a)	500	499,955
0.18%, 11/1/2010(a)	1,000	999,845
0.17%, 11/15/2010(a)	500	499,894
0.25%, 1/26/2011(a)	2,000	1,998,375
0.217%, 9/19/2011(b)	500	500,026
Freddie Mac
0.17%, 10/20/2010(a)	1,000	999,910
0.17%, 11/16/2010(a)	2,000	1,999,565
0.26%, 1/3/2011(a)	1,000	999,321
0.19%, 1/3/2011(a)	1,000	999,504
0.24%, 1/11/2011(a)	1,000	999,320
0.20%, 1/11/2011(a)	800	799,547
0.25%, 1/19/2011(a)	1,000	999,236
0.23%, 4/19/2011(a)	500	499,361
0.217%, 9/19/2011, MTN(b)	1,000	1,000,002
U.S. Treasury Bills
0.20%, 3/24/2011(a)	600	599,420
0.195%, 3/24/2011(a)	400	399,623
0.255%, 8/25/2011(a)	500	498,838

		19,290,727

Repurchase Agreements(c) - 11.2%
Morgan Stanley
0.30%, dated 9/30/2010, due 10/1/2010 in the amount of $4,048,034
(cost $4,048,000; the value of the collateral including accrued interest was $4,128,960)	4,048	4,048,000
Goldman Sachs & Co.
0.23%, dated 9/24/2010, due 10/1/2010 in the amount of $1,000,045
(cost $1,000,000; the value of the collateral including accrued interest was $1,020,000)	1,000	1,000,000

		5,048,000

Total Investments - 100.1% (Cost: $45,239,335)		$45,239,335

OTHER LIABILITIES IN EXCESS OF ASSETS - (0.1)%		(25,562)

NET ASSETS - 100%		$45,213,773

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Indicates a variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.
(c)	Repurchase agreement is collateralized by U.S. Treasury, U.S. Government Agency or FDIC Guaranteed issuances.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Account’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,050,001	$—
Commerical Paper	—	15,850,607	—
Repurchase Agreements	—	5,048,000	—
U.S. Government Agencies	—	19,290,727	—

Total	$—	$45,239,335	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities of VCA-11 are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 22, 2010

*	Print the name and title of each signing officer under his or her signature.